TERMINATION OF PREVIOUSLY ANNOUNCED ACQUISITION (Details Narrative) - Medmen Enterprises Inc. [Member] - USD ($)		12 Months Ended
	Oct. 11, 2018	Jun. 26, 2021	Jun. 27, 2020	Oct. 07, 2019	Oct. 09, 2018
Business Acquisition [Line Items]
Excluded value of land		$ 151,800	$ 212,000
Proceeds from sale of right of asset			17,000,000
Pharma Cann Assets [Member]
Business Acquisition [Line Items]
Transferred in assets held for sale related to Staunton			6,870,833
PharmaCann Acquisition [Member]
Business Acquisition [Line Items]
Outstanding equity interest	$ 682,000,000
Line of credit					$ 20,000,000
Interest rate					7.50%
Transfer of membership interests				100.00%
Realized and unrealized gain on investments			1,050,833
Impairment component of land value		$ 60,111	5,607,600
Gain on sale of Hillcrest assets			$ 9,490,800